Proskauer Rose LLP Eleven Times Square New York, NY 10036-8299

October 22, 2021

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F. Street, N.E.
Washington, D.C. 20549
Attention:     Karen Rossotto, Esq.

Re:	NB Crossroads Private Markets Fund VII LP
Registration Statement on Form N-2
File Number: 811-23647

Ladies and Gentlemen:

On behalf of NB Crossroads Private Markets Fund VII LP (the "Fund"), filed herewith under the Investment Company Act of 1940, as amended, is Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-2 filed with the Securities and Exchange Commission (the "Commission") on March 17, 2021 (the "Registration Statement").

The Amendment is marked to show changes made in response to comments of the Commission's staff (the "Staff") on the Registration Statement that were provided to Corey Issing by Karen Rossotto of the Staff by letter dated April 16, 2021.  For the convenience of the Staff, these comments have been restated below in their entirety.  We have discussed the Staff's comments with representatives of the Fund. The Fund's responses to the Staff's comments are set out immediately under the restated comment.  Please note that we have not independently verified information provided by the Fund.  In addition to revisions made in response to Staff comments, certain other changes have been made in the Amendment.  Capitalized terms used but not defined herein have the meanings assigned to them in the Amendment.

General

1.
Staff Comment:  We note that the filing is incomplete.  We may have additional comments on pre-effective amendments to the registration statement, disclosures made in response to this letter, information you supply to us, and/or exhibits added in any pre-effective amendments.

Response:  Understood.  Incomplete portions of the Registration Statement have been completed in the Amendment.

Cover

2.	Staff Comment: On page i, please separate out the sentences in the fourth paragraph and disclose them as additional bolded bullets on this page, as follows:

•	An investment in the Fund is speculative with a substantial risk of loss.

•	No market for the Interests exists or is expected to develop.

•	The transfers of Interests may be made only with the prior written consent of the Board of Directors of the Fund, which may be withheld in the Board's sole discretion.

Please also consider including on the Cover the disclosure included in the last two sentences of the first paragraph on page 49: "An investment in the Fund involves substantial restrictions on liquidity and its Interests are not freely transferable.  Consequently, Investors may be unable to redeem or liquidate their Interests."

Response:  The requested revisions generally have been made in the Amendment, although certain bullet points have been consolidated to avoid repetitious disclosure.

Executive Summary

3.	Staff Comment: On page 3, the first line of the second paragraph refers to "risk-adjusted" returns. Please disclose what risk-adjusted means.

Response:  The following disclosure has been added to the Amendment: "Risk-adjusted returns are generally understood to frame investments in the context of the level of risk that was taken to achieve the return for the investment."  A more detailed description of how the Adviser seeks to achieve risk-adjusted returns is included in Investment Objective and Process.

4.
Staff Comment:  On page 3, in the sixth line of the second paragraph, the disclosure states that the Fund will "invest directly in equity or debt securities" of portfolio companies as Co-Investments alongside Portfolio Funds and other private equity firms.  Please disclose the types of equity and debt securities the Fund will invest in.  Please also disclose in this section, as appropriate, the Fund's investment in SPACs and PIPEs.

Response:  The following disclosure has been added to the Amendment:  "The Fund will…invest directly in equity or debt securities, such as common or preferred stock, or senior or subordinated debt, of portfolio companies alongside Portfolio Funds and other private equity firms (each, a "Co-Investment")."

The Fund is permitted to invest in SPACs and PIPEs, but such investments currently are anticipated to be less than 5% of the Fund's portfolio.  Accordingly, such investments are not viewed as principal investments by the Fund.

Disclosure with respect to those potential investments, however, has been included in the Amendment in Risk Factors and the following disclosure has been added to Section V – Investment Objective and Process:  "With respect to Co-Investments, the Master Fund will seek to invest directly in equity or debt securities, such as common or preferred stock, or senior or subordinated debt, of portfolio companies alongside Portfolio Funds and other private equity firms. The Master Fund may also invest in securities issued in private investments in public equity transactions (commonly referred to as "PIPEs"), and stock, warrants or other securities of special purpose acquisition companies (commonly referred to "SPACs") or similar special purpose entities that pool funds to seek potential acquisition opportunities."

5.
Staff Comment:  On page 4, in Key Fund Terms, Investment Period is described as "Five years from the initial closing date… [emphasis added]." Please clarify what the "initial closing date" is (and also the "initial closing" which is referenced throughout the registration statement).  Disclose how the offering price will be determined for each closing date.

Response:  The following disclosure has been added to the Amendment as new sections entitled "Initial Closing" and "Subsequent Closings" in Key Fund Terms:

Initial Closing:  The initial closing will occur on the first date that the Fund admits Investors into the Fund upon completing the required Subscription Documents (such date, the initial closing date). Interests in the Fund will be offered at an initial price of $1,000 per unit of Interest.  The initial closing date is anticipated to be in the first quarter of 2022.

Subsequent Closings:  Subsequent to the initial closing of the Fund, the Fund may offer Interests at NAV through multiple closings, which are anticipated to occur over a period of up to one year following the initial closing.  Any Investor admitted to the Fund in a subsequent closing will be required to contribute to the Fund a percentage of its Commitment equal to its pro rata share of the cost of (and contributions with respect to) portfolio investments made prior to such subsequent closing, as well as contributions for other Fund fees and expenses.

Similar disclosure has been added under Section III -- Summary of Offering Terms in the Amendment.

6.
Staff Comment:  Also on page 4, in Key Fund Terms, in Carried Interest, or in an appropriate place within this section, please note that the Special Limited Partner is comprised of interests of all key investment professionals of Neuberger Berman and clarify in this section its role in the Master Fund. Please explain here how aggregate distributions are calculated and discuss the exception for the distribution of the carried interest to the Special Limited Partner "in respect of an Investor's repurchase of its Interest." Please also revise the last sentence beginning "While the carried interest…" in plain English.

Response: The following disclosure has been added or modified under Key Fund Terms in the Amendment:

Carried interest is a share of the Master Fund's returns that is paid to the Special Limited Partner by the Master Fund in the event that specified investment returns are achieved by the Master Fund. To the extent that the Fund has adequate cash reserves to make a distribution, with the Board's approval, each distribution will be allocated among the Fund's Investors pro rata in proportion to their capital contributions. After each Investor has received aggregate distributions equal to 125% of all drawn Commitments (excluding capital called for Distribution and Servicing Fee payments to the Placement Agent), a carried interest of 7% will be distributed to the Special Limited Partner. The carried interest will be distributed to the Special Limited Partner only after the fourth anniversary of the final closing, except in respect of an Investor's repurchase of its Interest. While the carried interest will be directly allocated ~~at~~to the Master Fund ~~level~~, the Fund and its limited partners will indirectly ~~be subject to~~pay the Master Fund's carried interest.

NB CPM Fund VII SLP LP, the Special Limited Partner of the Master Fund, is comprised of interests of all key investment professionals of Neuberger Berman.  The Special Limited Partner will receive carried interest and distributions from the Master Fund and Fund as described in Section III – "Summary of Offering Terms – Distributions; Carried Interest" and Section IX – "Fees and Expenses of the Fund; Allocations of Profit and Loss – Distributions."  The investment participation of the Special Limited Partner serves to align the interests of the Firm and Portfolio Management Team with those of the Fund's other Investors.

With respect to the calculation of aggregate distributions, the aggregate distribution is the sum of all distributions received by each Investor from the Fund, in cash or securities in-kind to the extent permitted under applicable law.  With respect to the exception for the distribution of the carried interest to the Special Limited Partner in respect of an Investor's repurchase of its Interest, the Fund notes that the disclosure in Section VII – The Offering – "Repurchase of Interests" discusses the circumstance where an Investor's Interests are repurchased pursuant to a repurchase offer before the fourth anniversary of the final closing (the first date any carried interest may be distributed to the Special Limited Partner) and Investors have received aggregate distributions equal to at least 125% of all drawn commitments such that the Special Limited Partner can receive carried interest not yet distributable before the fourth anniversary of the final closing. While the Fund, subject to the Board's approval, may provide limited liquidity through tender offers to repurchase a limited amount of the Fund's Interests, the Fund currently does not expect to offer to repurchase Interests and has no obligation to do so. Accordingly, we respectfully decline to add additional disclosure on page 4 on a potential repurchase of Interests and carried interest allocation before carried interest can be distributed to the Special Limited Partner as doing so may led Investors to believe the Fund intends to make periodic repurchase offers. The Fund is only suitable for Investors who have no need for liquidity in the investment and Investors should not expect liquidity.

7.
Staff Comment:  On page 5, in Fund Fees and Expenses, please update the fee table assumptions and dates as appropriate.  Also, the disclosure states that all drawn-down commitments are "valued at cost." Please clarify what this means.

Response:  The fee table assumptions and dates have been updated in the Amendment as appropriate.  We believe that the parenthetical included after "valued at cost" ("(i.e., Invested Capital is equal to 30% of Commitments and approximately the same as net assets)") appropriately explains what the term means.

8.
Staff Comment:  On page 5, in footnote 2 to the fee table, the disclosure states "The Investment Adviser has agreed to pay up to $400,000 of the aggregated organizational and offering expenses of the Fund." Will the Adviser have an opportunity to recoup these payments? If so, disclose.

Response:  The Investment Adviser will not have the opportunity to recoup such payments.  The following disclosure has been added to the Amendment:  "The Investment Adviser has agreed to pay up to $400,000 of the aggregated organizational and offering expenses of the Fund, the Master Fund and any other feeder funds of the Master Fund that may be formed from time to time.  Such expenses are not subject to recoupment by the Investment Adviser."

9.
Staff Comment:  In footnote 4 to the fee table, the disclosure states "The Portfolio Fund Managers may also receive performance-based compensation…generally in the form of 'carried interest' allocations of profits from the Portfolio Funds, which effectively will reduce the investment returns of the Portfolio Funds." Please explain what carried interest is, either here or at an appropriate place within the registration statement.

Response:  The Fund believe an adequate description of carried interest is included in Key Fund Terms—Carried Interest, Summary of Offering Terms and Fees and Expenses of the Fund; Distributions.  Accordingly, we respectfully decline to add additional disclosure to the fee table or elsewhere in the Registration Statement.

10.
Staff Comment:  In the first paragraph of NB Private Equity on page 7, and in Long Term Track Record on page 8, the disclosure states, "NB Private Equity has achieved an annual compounded aggregate net IRR on primary investments in third-party private equity funds of 14.4% between its inception in 1987 and September 30, 2020." This disclosure lacks context and is potentially misleading. Please explain to the Staff how this disclosure complies with previous Staff guidance concerning prior performance and/or revise or remove this and any similar disclosure throughout the Registration Statement, as appropriate. If this disclosure is included in the registration statement, in addition to Appendix A, please disclose that the performance relates to all private accounts or investment companies with substantially similar investment objectives, policies and investment strategies as the Fund.  See Nicholas-Applegate Mutual Funds (pub. avail. Aug. 6, 1996).  Please also provide here an explanation of what the internal rate of return is and how you calculated it, including any assumptions or adjustments made.

Response:  The Fund believes that the referenced language—in the context of the cited paragraph, including footnotes 1 and 2—is not potentially misleading and complies with previous Staff no-action guidance concerning prior performance, including ITT Hartford Mutual Funds (pub. avail. Feb. 7, 1997) (fund may include in marketing materials performance information for other funds managed by the same adviser with investment objectives, policies, and strategies substantially similar to those of the fund) and Nicholas-Applegate Mutual Funds (pub. avail. Aug. 6, 1996) (fund may include in prospectus performance information for private accounts managed by the fund's adviser with investment objectives, policies, and strategies substantially similar to those of the fund) (hereinafter, "Nicholas-Applegate"), both of which were affirmed by the SEC's Division of Investment Management in IM Guidance No. 2013-05 issued in August 2013.  Please note that the referenced disclosure and its accompanying footnote has been moved to page 8 under the heading "Long Term Track Record."

As per the disclosure, including footnote 1, all prior performance of NB Related Fund Accounts is attributable to the team that will manage the Fund's portfolio.  Similarly, footnote 4 on page 8 provides the appropriate disclosure with respect to past performance and refers Investors to Appendix A, which contains detailed information with respect to the NB Related Fund Accounts (such information not otherwise being permitted to be included in the body of the Fund's prospectus).  Fund management believes that the disclosure in the body of the prospectus, combined with Appendix A, provides related performance information of the NB Private Equity Team that will be managing the Fund's portfolio in a manner that is not potentially misleading and does not obscure or impede an Investor's understanding of information that is required to be included in the Fund's prospectus.  Please note that the performance data has been updated to be as of March 31, 2021 in the Amendment.

The Fund believes that the reference to Appendix A in footnote 4 to the IRR figure on page 8, which describes in depth what IRR is and how it is calculated, provides the necessary disclosure to Investors.

11.
Staff Comment:  On page 10, in Restrictions on Transfers and Withdrawals, the disclosure states "The Fund may provide liquidity through periodic tender offers to repurchase a limited amount of the Fund's Interests but it is under no obligation to do so."  Please reference here and in similar disclosure throughout the registration statement, that, as disclosed on page 15, the Investment Adviser may recommend "the Fund offer to repurchase Interests from Investors at a purchase price equal to 80% of the net asset value." In addition, please tell us whether a 20% net asset value discount on repurchases is market standard and the factors the Fund and its board would typically expect to consider in determining the repurchase price was fair and equitable to all Investors.

Response:  This referenced disclosure has been revised as follows:  "At its discretion, the Investment Adviser may recommend to the Board (subject to its discretion) that the Fund offer to repurchase Interests from Investors at a purchase price equal to 80%, or such other amount as determined by the Board, of the net asset value of an Investor's Interests as of the applicable tender valuation date (expected to be the last business day of the applicable calendar quarter)."  Applicable revisions have been made elsewhere throughout the Amendment.  The Investment Adviser believes that a 20% net asset value discount on repurchases of Interests may be representative of the value an Interest may hypothetically be sold at on the secondary market in a situation where an Investor needs liquidity.  Any purchase price, including a price at less than the Fund's net asset value, will be subject to approval by the Board after consideration of various factors, including relevant liquidity discount information at the time a tender offer, if any, is being considered.  Although the specific factors that the Board may consider in approving a tender offer will depend on the circumstances at the time the offer was being considered, the Fund generally would expect the Board, to take into consideration, among other things, the Fund's level of liquidity, investor expectations for a tender offer, and relevant market factors.

Summary of Offering Terms

12.
Staff Comment:  On page 19, in Valuation, the disclosure states "The Board has delegated to the Investment Adviser general responsibility for determining" the value of the Fund's investments, which will be at their fair market value as determined by the Investment Adviser in good faith…" As the Advisory fee is based on a percentage of the Fund's assets, please disclose the Adviser's conflict in determining their value.

Response:  As stated in Investment Objective and Process—Net Asset Valuation, the Adviser generally will value the Master Fund's investment in Portfolio Funds using the "practical expedient" in accordance with Certification Topic ASC 820 of the Financial Accounting Standards Board ("ASC 820") as of each quarter end, based on the valuation provided to the Adviser by the Portfolio Fund (or the Portfolio Fund Manager thereof on behalf of the Portfolio Fund) in accordance with the Portfolio Fund's, or its Portfolio Fund Manager's, as applicable, own valuation policies.  Similarly, Co-Investments generally will be valued based on the valuation information provided by the lead or sponsoring private equity general partner.  To the extent the Adviser is either unable to utilize the practical expedient under ASC 820 (for example, because a Portfolio Fund does not report a quarter-end value to the Master Fund within the time necessary to determine the Master Fund's net asset value), or where the Adviser determines that use of the practical expedient is not appropriate as it will not result in a price that represents the current value of an investment, the Adviser will make a fair value determination of the value of the investment.

Given these valuation mechanics, the Adviser does not believe a conflict exists in determining the value of the Fund's investments, and the Fund respectfully declines to add additional disclosure to the Amendment.

Investment Objective and Process

13.
Staff Comment:  We note your disclosure that you will not commit more than 25% of the value of total Commitments by Investors in a single Portfolio Fund.  If appropriate, please clarify any restrictions or monitoring in place to limit investment allocations by advisory group, industry, strategy, or other factors.

Response:  As the value of the investment is measured at the time of the Commitment, we do not believe additional disclosure is needed as to continuing monitoring procedures.  There are also no additional investment restrictions that have not been disclosed.

14.
Staff Comment:  The due diligence-related disclosures on page 26 refer to "face-to-face meetings" and other analyses you perform prior to making investment decisions.  Given the disruptions caused by COVID-19 and responses to it, and with a view to enhanced strategy disclosure, please tell us whether your investment analysis, diligence and monitoring process has changed.  For example:

•	Has COVID-19 caused the Adviser to rethink the data and models it historically relied on when making investment decisions?

•	How is the Adviser distinguishing transitory versus secular business disruptions when making investment decisions?

•	Does the Adviser believe historical investment trends and data relationships will continue, and if not, how is the Adviser repositioning its analyses in response?

•	Has COVID-19 caused the Adviser to reconsider making allocations to particular strategies and/or the types of investment terms it negotiates?

•	Have investment terms and documentation changed and if so, how?

•	Has the potential inability to conduct in-person due diligence impacted the number of investment options available and the Adviser's overall comfort level with certain allocation types?

These are examples only.  Our comment seeks to understand how recent events affect your investment operations and process as this may affect your investments in a way that should be reflected in your disclosure.  Please explain and revise as necessary.

Response:  The Adviser's parent company, Neuberger Berman, is a global business with 1,400 employees in 36 cities globally as of September 30, 2021.  As Neuberger Berman continues to monitor the ongoing developments related to the COVID-19 pandemic, it remains focused on two key themes: the safety of its employees and clients, and the continuity of its investment and business operations.  Accordingly, Neuberger Berman has coordinated and implemented a global response to COVID-19 through the actions of its Operational Risk Team and Business Continuity Management ("BCM") Team.  The BCM team is partnering with over 60 Business Continuity Coordinators ("BCC"), covering each location and business function across the firm, and is hosting regular calls with the global senior management team and the BCCs to provide updates on the COVID-19 situation and discuss issues that arise accordingly.  Neuberger Berman has restricted business travel and a majority of employees are now on a hybrid work schedule (a mix of office and remote work arrangement) as part of its business continuity procedures.  Neuberger Berman's work from home processes has allowed for uninterrupted global functionality across the entire employee population.

The Adviser's investment analysis processes and functioning of its investment professionals has not been materially impacted.  Specifically, the Adviser has not been required to change the manner in which it relies on data or investment models relating to monitoring investments and making investment decisions.  With respect to Adviser's due diligence process, given social distancing requirements mandated by both the federal and state governments, on-site diligence reviews have not been feasible and the Adviser's Operational Due Diligence Team has continued to perform its reviews using video conferencing technology.  The Adviser does not believe that its reliance upon video conferencing technology for due diligence meetings has a material impact on its process or the number of investment options available to its clients, including the Fund.

With respect to the private equity industry specifically, the COVID-19 pandemic has nevertheless changed the way the investment team interacts with the general partners of private equity funds.  As noted above, although the pandemic impacted the investment team's ability to conduct in-person meetings both externally and internally, with the need to transition to conducting due diligence virtually, the Adviser believes there are certain benefits to virtual meetings.  General partners are more open to frequent, informal check-in meetings via video conferencing technology as opposed to the more rigid schedule of annual general meetings and quarterly updates pre-pandemic. The Adviser believes more frequent virtual meetings have allowed it to enhance its due diligence and monitoring processes.  In addition, the investment team believes that increased caution due to the COVID-19 pandemic has led general partners of private equity funds to spend additional time and resources on due diligence of potential portfolio companies, particularly evaluating the resilience of businesses.  The initial onset of the pandemic lengthened the timetable for pending transactions and deal flow slowed, but has picked up considerably since with the continued economic recovery.  While certain sectors, such as technology, healthcare and financial services, have rebounded more quickly than others, the Adviser does not believe there has been a material impact on deal flow, the variety of potential transactions or transaction terms available to its clients since the initial slow-down following the onset of the pandemic.

Agreements; Service Providers

15.
Staff Comment:  At the top of page 52, in Investment Advisory Agreement, the disclosure states "The Investment Adviser, subject to supervision by the Board, has overall responsibility for the investment selection, management and operation of the Master Fund…." At the bottom of page 52, in Investment Sub-Advisory Agreement, the disclosure states "The Investment Adviser has engaged the Sub-Adviser to assist with investment decisions with respect to the Master Fund…." Within the registration statement, please clarify the role of the Sub-Adviser with respect to managing the assets of the Fund.

Response:  The following disclosure has been added to Investment Advisory Agreement:  "The Investment Adviser, subject to supervision by the Board, has overall responsibility for the investment selection, management, including the engagement of sub-advisers, and operation of the Master Fund, pursuant to an Investment Advisory Agreement between the Master Fund and the Investment Adviser."

The following disclosure has been revised in Investment Sub-Advisory Agreement:  "The Investment Adviser has engaged the Sub-Adviser to ~~assist with~~make investment decisions ~~with respect to~~on behalf of the Master Fund pursuant to an Investment Sub-Advisory Agreement between the Investment Adviser and the Sub-Adviser.

16.	Staff Comment: Please explain to us the Board's role in determining the appropriateness of the fees under the Placement Agent Agreement and the Administration Agreement.

Response:  The Board reviews the appropriateness of the fees under the Placement Agent Agreement and the Administration Agreement in connection with the initial engagement of such service providers, and, for the Placement Agent Agreement, annually thereafter.  The Board also receives confirmation from the Investment Adviser with respect to its satisfaction of the services provided, and fees payable, under the Administration Agreement, which is with an unaffiliated service provider, on an annual basis.

Fees and Expenses of the Fund; Distributions

17.
Staff Comment:  On page 54, in Carried Interest, the last paragraph on page 54 is all one sentence and difficult to understand.  Please break-up the paragraph into smaller sentences and revise in plain English.

Response:  The referenced disclosure has been revised in the Amendment as follows:  "If, at the end of a calendar quarter prior to the fourth anniversary of the final closing, an Investor repurchases all or a portion of its Interest pursuant to the terms of a repurchase offer (and the Investor has received aggregate distributions equal to at least 125% of all drawn Commitments (excluding capital called for Distribution and Servicing Fee payments to the Placement Agent)), the carried interest that would otherwise have been allocated to the Special Limited Partner in respect of the Investor's repurchased Interest (if the end of the particular calendar quarter had been after the fourth anniversary of the final closing) will be allocated to the Special Limited Partner, thereby reducing the repurchase proceeds payable to the Investor.

Appendix A, Related Performance Information For Related Accounts

18.
Staff Comment:  The first paragraph states that the performance presented is of "all private equity primary fund of funds vehicles and managed accounts…managed by the Sub-Adviser."  Does the Sub-Adviser have the same role with regard to these funds and accounts as it does to the Fund? Please confirm.

Response:  The Sub-Adviser has the same role with regard to those funds and accounts as it does to the Fund.

19.
Staff Comment:  Your disclosure indicates that the performance information excludes the performance of recent fund accounts that commenced their investment operations after 2016 because such fund accounts are too early in their investment cycle to have meaningful performance information.  Please advise us why 2016 was selected and at what point such accounts may be considered to have meaningful performance information. In addition, please clarify why the performance information "does not include other private equity fund investments made by the Sub-Adviser or investments made by the Sub-Adviser for strategic purposes."

In addition, please also advise us how such accounts have performed to date and confirm that their exclusion does not render the overall presentation of the Sub-Adviser's track record misleading.

Response:  The performance information has been updated to include recent fund accounts that commenced their investment operations before January 2021. The Adviser believes the fund accounts that commenced their investment operations in 2021 are too early in their investment cycle to have meaningful performance information.

With respect to "other private equity fund investments made by the Sub-Adviser or investments made by the Sub-Adviser for strategic purposes," the language has been removed as it is duplicative of the earlier disclosure in the same paragraph that "the PI does not include dedicated commingled co-investment funds, dedicated commingled secondary funds, and certain specialty funds which focus primarily on private debt investments, healthcare income generating strategies, brand licensing, emerging managers, purchasing minority interests in hedge and private equity fund managers, or 'outsourced CIO' programs."  The Adviser believes that the exclusion of these accounts is appropriate because they do not have substantially similar investment objectives, policies and strategies to those of the Fund and the Master Fund.

20.
Staff Comment:  Please also represent supplementally that the Fund has the records necessary to support the calculation of the performance as required by rule 204-2(a)(16) under the Investment Advisers Act.

Response:  Fund management has confirmed that the Fund has the records necessary to support the calculation of the performance as required by Rule 204-2(a)(16).

*     *     *     *     *

Please direct any questions or comments to me at 212.969.3379 or kkaufman@proskauer.com, or to Nicole M. Runyan at 212.969.3361 or nrunyan@proskauer.com.

Very truly yours,

/s/ Kim Kaufman
Kim Kaufman

cc:	Nicole M. Runyan